GIORDANO INVESTMENT TRUST

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                                  GIORDANO FUND

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   SUPPLEMENT DATED MARCH 13, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 7, 2005


This Supplement to the Statement of Additional Information ("SAI"), dated November 7, 2005, for the Giordano Fund ("Fund"), a series of the Giordano Investment Trust, updates the SAI to include additional information as described below. For further information, please contact the Fund toll-free at 800-773-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky
Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The SAI is hereby supplemented as follows:

The Section of the SAI entitled "Compensation" and the accompanying chart on pages 16 and 17 of the SAI should be deleted in their entirety and the following section on "Compensation" and accompanying chart should be substituted in their place to reflect this change.

Compensation. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Other Trustees are entitled to receive $2,000 each year plus $250 per Fund per meeting attended in person and $100 per Fund per meeting attended by telephone, but these Trustees have agreed to waive their fees until further notice. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. The following table reflects the amount of estimated compensation to be received by each Trustee for the fiscal year to end September 30, 2006.

---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                                      Pension or Retirement     Estimated Annual      Total Compensation From
                             Aggregate Compensation    Benefits Accrued As        Benefits Upon            Fund and Fund
      Name of Trustee            From the Fund        Part of Fund Expenses        Retirement        Complex Paid to Trustees*
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                                     INDEPENDENT TRUSTEES
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
Murat M. Dorkan                       None                    None                    None                      None
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
Jonathan C. Hamley                    None                    None                    None                      None
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
Christopher D. Menconi                None                    None                    None                      None
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
                                                      INTERESTED TRUSTEES
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------
Joseph A. Giordano                    None                    None                    None                      None
---------------------------- ----------------------- ------------------------ ---------------------- ---------------------------

     * Each of the Trustees serves as a Trustee to the one fund of the Trust.




          Investors Should Retain This Supplement for Future Reference
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